CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	Total USD ($)	Total CNY	Ordinary shares USD ($)	Ordinary shares CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Treasury Stock USD ($)	Treasury Stock CNY	Statutory reserves USD ($)	Statutory reserves CNY	Accumulated deficit USD ($)	Accumulated deficit CNY	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income CNY
Balance at Dec. 31, 2010		678,839,000		270,000		1,169,786,000				1,326,000		(493,504,000)		961,000
Balance (in shares) at Dec. 31, 2010				385,843,484
Net income (loss)		20,463,000										20,463,000
Other comprehensive income (loss)
Foreign currency translation adjustment		773,000												773,000
Unrealized holding gain on available-for-sale investments		90,000												90,000
Options and restricted shares award to employees (Note 15 (a) (b))		24,257,000				24,257,000
Founder's option		1,084,000				1,084,000
Options to non-employees (Note 15 (c))		1,615,000				1,615,000
Exercise of employee stock options		4,019,000		4,000		4,015,000
Exercise of employee stock options (in shares)				5,232,224
Share issued to depository bank (in shares)				20,000,000
Settlement of share options exercised with shares held by depository bank (in shares)				(5,232,224)
Repurchase of shares		(63,631,000)						(63,631,000)
Repurchase of shares (in shares)				(26,261,776)
Balance at Dec. 31, 2011		667,509,000		274,000		1,200,757,000		(63,631,000)		1,326,000		(473,041,000)		1,824,000
Balance (in shares) at Dec. 31, 2011				379,581,708
Net income (loss)		(16,991,000)										(16,991,000)
Other comprehensive income (loss)
Foreign currency translation adjustment		29,000												29,000
Unrealized holding gain on available-for-sale investments		1,594,000												1,594,000
Amounts reclassified from accumulated other comprehensive income		(224,000)												(224,000)
Options and restricted shares award to employees (Note 15 (a) (b))		16,086,000				16,086,000
Exercise of employee stock options		3,356,000		1,000		3,355,000
Exercise of employee stock options (in shares)				2,406,272
Settlement of share options exercised with shares held by depository bank (in shares)				(2,406,272)
Repurchase of shares		(9,470,000)						(9,470,000)
Repurchase of shares (in shares)				(5,117,232)
Balance at Dec. 31, 2012		661,889,000		275,000		1,220,198,000		(73,101,000)		1,326,000		(490,032,000)		3,223,000
Balance (in shares) at Dec. 31, 2012		374,464,476		374,464,476
Net income (loss)	(5,654,000)	(34,229,000)										(34,229,000)
Other comprehensive income (loss)
Foreign currency translation adjustment		(1,975,000)												(1,975,000)
Unrealized holding gain on available-for-sale investments	301,000	1,821,000												1,821,000
Amounts reclassified from accumulated other comprehensive income	(316,000)	(1,912,000)												(1,912,000)
Options and restricted shares award to employees (Note 15 (a) (b))		11,852,000				11,852,000
Exercise of employee stock options		15,687,000		7,000		15,680,000
Exercise of employee stock options (in shares)				11,277,280
Settlement of share options exercised with shares held by depository bank (in shares)				(11,277,280)
Balance at Dec. 31, 2013	$ 107,893,000	653,133,000	$ 47,000	282,000	$ 206,110,000	1,247,730,000	$ (12,075,000)	(73,101,000)	$ 219,000	1,326,000	$ (86,601,000)	(524,261,000)	$ 193,000	1,157,000
Balance (in shares) at Dec. 31, 2013	374,464,476		374,464,476